Assets pledged, collateral received and assets transferred - Transferred financial assets not qualifying for full derecognition and associated financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Repurchase agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of transferred assets	$ 83,585	$ 81,486
Carrying amount of associated liabilities	75,625	74,517
Securities lending agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of transferred assets	58,232	46,663
Carrying amount of associated liabilities	$ 4,361	$ 3,826